Note 14 - Stock Warrants and Warrant Liability (Details) - Warrant Activity	12 Months Ended
Dec. 31, 2014 $ / shares shares
Warrant Activity [Abstract]
Warrants for number of shares | shares	9,648,045
Weighted-average exercise price | $ / shares	$ 0.49
Issued | shares	12,500,000
Issued | $ / shares	$ 0.02
Warrants for number of shares | shares	22,148,045
Weighted-average exercise price | $ / shares	$ 0.23